United States
               Securities and Exchange Commission
                      Washington, DC 20549
                            FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANY

Investment Company Act file number      811-2125

EquiTrust Series Fund, Inc.
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA  50266-5997
 (Address of principal executive offices) (Zip code)

Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997 (Name and address of agent for service)

Registrant's telephone number, including area code:  515/225-5400

Date of fiscal year end:      July 31, 2006

Date of reporting period:     October 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item  1.
  Schedules of Investments.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
October 31, 2005
(Unaudited)
                                                                            Shares
                                                                             Held             Value
                                                                            ----------      ----------
COMMON STOCKS (87.16%)
  APPAREL AND OTHER TEXTILE PRODUCTS (0.35%)
  Jones Apparel Group, Inc.                                                     10,100    $    275,528

  AUTOMOTIVE REPAIR, SERVICES AND PARKING (0.58%)
  Ryder System, Inc.                                                            11,500         456,205

  BUSINESS SERVICES (5.45%)
  Affiliated Computer Services, Inc.-Class A                                    15,350<F1>     830,588
  Computer Associates International, Inc.                                       22,562         631,059
  Compuware Corp.                                                               29,950<F1>     242,295
  Electronic Data Systems Corp.                                                  8,755         204,079
  First Data Corp.                                                               5,130         207,508
  Microsoft Corp.                                                               31,553         810,912
  Oracle Corp.                                                                  17,300<F1>     219,364
  Symantec Corp.                                                                47,483<F1>   1,132,470
                                                                                            ----------
                                                                                             4,278,275
  CHEMICALS AND ALLIED PRODUCTS (13.91%)
  Abbott Laboratories                                                           12,450         535,972
  Biogen Idec, Inc.                                                              6,200<F1>     251,906
  Bristol-Myers Squibb Co.                                                      27,550         583,233
  Colgate-Palmolive Co.                                                          4,575         242,292
  E.I. du Pont de Nemours & Co.                                                 17,765         740,623
  GlaxoSmithKline PLC                                                            7,675         399,023
  IVAX Corp.                                                                    20,250<F1>     578,138
  Johnson & Johnson                                                             18,984       1,188,778
  KV Pharmaceutical Co.-Class A                                                 15,150<F1>     259,520
  Merck & Co., Inc.                                                             14,469         408,315
  Mylan Laboratories, Inc.                                                      24,600         472,566
  Olin Corp.                                                                     9,600         171,648
  Perrigo Co.                                                                   29,115         389,268
  Pfizer, Inc.                                                                  59,434       1,292,095
  Schering-Plough Corp.                                                         31,650         643,761
  Sensient Technologies Corp.                                                   76,831       1,359,140
  SurModics, Inc.                                                                4,921<F1>     194,478
  Taro Pharmaceutical Industries, Ltd.                                           9,750<F1>     214,500
  Teva Pharmaceutical Industries, Ltd.                                          14,430         550,072
  Wyeth                                                                          9,830         438,025
                                                                                            ----------
                                                                                            10,913,353
  COMMUNICATIONS (2.49%)
  BellSouth Corp.                                                               15,100         392,902
  Comcast Corp.-Class A                                                         16,825<F1>     468,240
  Sprint Nextel Corp.                                                           30,673         714,988
  Verizon Communications, Inc.                                                  12,000         378,120
                                                                                            ----------
                                                                                             1,954,250
  DEPOSITORY INSTITUTIONS (7.49%)
  AmSouth Bancorp.                                                              16,260         410,240
  Bank of America Corp.                                                         17,412         761,601
  Bank of New York Co., Inc.                                                    12,209         382,020
  BOK Financial Corp.                                                            4,900         215,698
  Citigroup, Inc.                                                               30,349       1,389,377
  National City Corp.                                                           10,030         323,267
  New York Community Bancorp., Inc.                                             29,770         481,381
  U. S. Bancorp.                                                                26,707         789,993
  Wachovia Corp.                                                                11,922         602,299
  Wilmington Trust Corp.                                                        13,700         519,367
                                                                                            ----------
                                                                                             5,875,243
  EATING AND DRINKING PLACES (0.70%)
  Wendy's International, Inc.                                                   11,700         546,624

  ELECTRIC, GAS AND SANITARY SERVICES (2.65%)
  Alliant Energy Corp.                                                          13,505         357,207
  Atmos Energy Corp.                                                            15,103         397,209
  Keyspan Corp.                                                                 13,785         476,547
  Pepco Holdings, Inc.                                                          19,900         427,651
  Xcel Energy, Inc.                                                             23,065         422,781
                                                                                            ----------
                                                                                             2,081,395
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (2.89%)
  Acuity Brands, Inc.                                                            3,372          93,775
  ADC Telecommunications, Inc.                                                  25,651<F1>     447,610
  Cisco Systems, Inc.                                                           42,500<F1>     741,625
  ECI Telecom, Ltd.                                                             20,000<F1>     152,000
  Emerson Electric Co.                                                           2,900         201,695
  Helen of Troy, Ltd.                                                           12,088<F1>     216,980
  Intel Corp.                                                                   15,600         366,600
  JDS Uniphase Corp.                                                            21,600<F1>      45,360
                                                                                            ----------
                                                                                             2,265,645
  FOOD AND KINDRED PRODUCTS (3.57%)
  Anheuser-Busch Cos., Inc.                                                      8,485         350,091
  Coca-Cola Co.                                                                  9,450         404,271
  Coca-Cola Enterprises, Inc.                                                   23,540         444,906
  ConAgra Foods, Inc.                                                           33,562         780,988
  General Mills, Inc.                                                            4,000         193,040
  Sara Lee Corp.                                                                35,000         624,750
                                                                                            ----------
                                                                                             2,798,046
  FOOD STORES (1.00%)
  7-Eleven, Inc.                                                                 5,365<F1>     200,705
  Kroger Co.                                                                    29,178<F1>     580,642
                                                                                            ----------
                                                                                               781,347
  GENERAL MERCHANDISE STORES (2.70%)
  Federated Department Stores, Inc.                                              4,015         246,401
  Fred's, Inc.                                                                  49,115         731,813
  Target Corp.                                                                   9,200         512,348
  Wal-Mart Stores, Inc.                                                         13,235         626,148
                                                                                            ----------
                                                                                             2,116,710
  HEALTH SERVICES (3.00%)
  Health Management Associates, Inc.                                            17,300         370,393
  Laboratory Corp. of America Holdings                                          14,964<F1>     722,013
  Lifepoint Hospitals, Inc.                                                     14,432<F1>     564,291
  Universal Health Services, Inc.-Class B                                       14,725         694,137
                                                                                            ----------
                                                                                             2,350,834
  HOLDING AND OTHER INVESTMENT OFFICES (0.48%)
  Highwoods Properties, Inc.                                                    13,310         375,475

  INDUSTRIAL MACHINERY AND EQUIPMENT (4.32%)
  3M Co.                                                                         5,715         434,226
  Deere & Co.                                                                    5,480         332,526
  EMC Corp.                                                                     32,700<F1>     456,492
  Hewlett-Packard Co.                                                           10,700         300,028
  Ingersoll-Rand Co., Ltd.-Class A                                              28,200       1,065,678
  Solectron Corp.                                                               26,600<F1>      93,898
  SPX Corp.                                                                      8,636         371,521
  Stanley Works (The)                                                            6,900         330,717
                                                                                            ----------
                                                                                             3,385,086
  INSTRUMENTS AND RELATED PRODUCTS (4.07%)
  Agilent Technologies, Inc.                                                    12,000<F1>     384,120
  Becton Dickinson & Co.                                                        18,746         951,359
  Boston Scientific Corp.                                                        6,610<F1>     166,043
  Fisher Scientific International, Inc.                                          9,072<F1>     512,568
  Medtronic, Inc.                                                                8,900         504,274
  Perkinelmer, Inc.                                                             13,800         304,566
  Steris Corp.                                                                  16,112         367,515
                                                                                            ----------
                                                                                             3,190,445
  INSURANCE CARRIERS (5.49%)
  Allstate Corp.                                                                11,580         611,308
  American International Group, Inc.                                            13,040         844,992
  MBIA, Inc.                                                                    16,200         943,488
  MetLife, Inc.                                                                  5,070         250,509
  Protective Life Corp.                                                         11,000         482,240
  Safeco Corp.                                                                   7,260         404,382
  WellPoint, Inc.                                                               10,328<F1>     771,295
                                                                                            ----------
                                                                                             4,308,214
  METAL MINING (1.88%)
  Barrick Gold Corp.                                                            38,000         959,500
  Placer Dome, Inc.                                                             25,700         512,715
                                                                                            ----------
                                                                                             1,472,215
  MISCELLANEOUS MANUFACTURING INDUSTRIES (0.50%)
  Hasbro, Inc.                                                                  20,600         388,104

  MOTION PICTURES (0.76%)
  News Corp.-Class A                                                            22,810         325,043
  Time Warner, Inc.                                                             15,100         269,233
                                                                                            ----------
                                                                                               594,276
  NONDEPOSITORY INSTITUTIONS (0.75%)
  Federal Home Loan Mortgage Corp.                                               9,600         588,960

  OIL AND GAS EXTRACTION (4.41%)
  Apache Corp.                                                                   7,100         453,193
  Burlington Resources, Inc.                                                    24,805       1,791,417
  Occidental Petroleum Co.                                                       6,565         517,847
  Rowan Cos., Inc.                                                              21,100         696,089
                                                                                            ----------
                                                                                             3,458,546
  PAPER AND ALLIED PRODUCTS (1.78%)
  Abitibi Consolidated, Inc.                                                   143,400         447,408
  Bemis Co., Inc.                                                               14,830         391,809
  International Paper Co.                                                       12,100         353,078
  Sonoco Products Co.                                                            7,300         206,590
                                                                                            ----------
                                                                                             1,398,885
  PETROLEUM AND COAL PRODUCTS (5.34%)
  BP PLC                                                                         7,500         498,000
  Chevron Corp.                                                                 20,000       1,141,400
  ConocoPhillips                                                                38,932       2,545,374
                                                                                            ----------
                                                                                             4,184,774
  PRIMARY METAL INDUSTRIES (0.82%)
  Northwest Pipe Co.                                                            28,485<F1>     644,616

  PRINTING AND PUBLISHING (1.28%)
  Belo Corp.-Series A                                                           18,030         389,448
  R.R. Donnelley & Sons Co.                                                     10,960         383,819
  Tribune Co.                                                                    7,350         231,599
                                                                                            ----------
                                                                                             1,004,866
  RAILROAD TRANSPORTATION (0.28%)
  Union Pacific Corp.                                                            3,130         216,533

  TOBACCO PRODUCTS (1.59%)
  Altria Group, Inc.                                                            16,600       1,245,830

  TRANSPORTATION EQUIPMENT (2.58%)
  Federal Signal Corp.                                                          17,200         278,984
  Honeywell International, Inc.                                                 29,800       1,019,160
  ITT Industries, Inc.                                                           7,170         728,472
                                                                                            ----------
                                                                                             2,026,616
  WHOLESALE TRADE - NONDURABLE GOODS (2.05%)
  Dean Foods Co.                                                                21,817<F1>     788,685
  Safeway, Inc.                                                                 35,135         817,240
                                                                                            ----------
                                                                                             1,605,925
  MISCELLANEOUS EQUITIES (2.00%)
  H & Q Life Sciences Investors                                                 33,666         555,152
  NASDAQ-100 Trust                                                              26,100       1,014,507
                                                                                            ----------
                                                                                             1,569,659
                                                                                            ----------
Total Common Stocks (Cost $63,168,502)                                                      68,352,480

SHORT-TERM INVESTMENTS (12.81%)
  MONEY MARKET MUTUAL FUND (0.40%)
  JPMorgan U.S. Treasury Plus Money Market Fund (Cost $316,592)                316,592         316,592

                                                                           Principal
                                                                             Amount
                                                                            ----------
  COMMERCIAL PAPER (2.68%)
    NONDEPOSITORY INSTITUTIONS (2.11%)
    American Express Credit Corp., 3.74%, due 11/03/05                    $    500,000         500,000
    American General Finance Corp., 4.05%, due 12/15/05                        900,000         900,000
    General Electric Capital Corp., 3.79%, due 11/15/05                        250,000         250,000
                                                                                            ----------
                                                                                             1,650,000
    PETROLEUM AND COAL PRODUCTS (0.57%)
    Chevron Corp., 3.83%, due 12/09/05                                         450,000         450,000
                                                                                            ----------
  Total Commercial Paper (Cost $2,100,000)                                                   2,100,000

  UNITED STATES GOVERNMENT AGENCIES (9.73%)
    Federal Home Loan Bank, due 11/16/05                                       600,000         599,061
    Federal Home Loan Bank, due 11/18/05                                       900,000         898,439
    Federal Home Loan Bank, due 11/30/05                                       350,000         348,960
    Federal Home Loan Mortgage Corp., due 12/06/05                           1,475,000       1,469,612
    Federal Home Loan Mortgage Corp., due 12/19/05                           1,500,000       1,492,215
    Federal National Mortgage Assoc., due 11/09/05                             800,000         799,349
    Federal National Mortgage Assoc., due 11/22/05                             750,000         748,344
    Federal National Mortgage Assoc., due 12/01/05                             775,000         772,586
    Federal National Mortgage Assoc., due 12/12/05                             500,000         497,811
                                                                                            ----------
  Total United States Government Agencies (Cost $7,626,377)                                  7,626,377
                                                                                            ----------
Total Short-Term Investments (Cost $10,042,969)                                             10,042,969
                                                                                            ----------
Total Investments (Cost $73,211,471) (99.97%)                                               78,395,449

OTHER ASSETS LESS LIABILITIES (0.03%)
  Cash, receivables, prepaid expense and other assets, less liabilities                         27,457
                                                                                            ----------
Total Net Assets (100.00%)                                                                $ 78,422,906
                                                                                            ==========

<F1> Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                 $ 14,108,817
  Unrealized Depreciation                                                  (10,692,435)
                                                                            ----------
  Net Unrealized Appreciation (Depreciation)                                 3,416,382

Cost for federal income tax purposes                                      $ 74,979,067

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
October 31, 2005
(Unaudited)
                                                                                   Shares
                                                                                    Held            Value
                                                                                 ----------       ----------
PREFERRED STOCKS (3.09%)
  HOLDING AND OTHER INVESTMENT OFFICES
  New Plan Excel Realty Trust-Series D, 7.80% (Cost $450,000)                          9,000    $    462,094
                                                                                 Principal
                                                                                   Amount
                                                                                 ----------
CORPORATE BONDS (44.73%)
  DEPOSITORY INSTITUTIONS (1.69%)
  Washington Mutual Bank, 5.65%, due 08/15/14                                  $     250,000         252,963

  ELECTRIC, GAS AND SANITARY SERVICES (11.07%)
  Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19                                  600,000<F1>     681,798
  Oglethorpe Power Corp., 6.974%, due 06/30/11                                       412,000         426,230
  PacifiCorp, 6.90%, due 11/15/11                                                    500,000         545,450
                                                                                                  ----------
                                                                                                   1,653,478
  FOOD STORES (1.09%)
  Ahold Finance USA, Inc., 8.25%, due 07/15/10                                       150,000         162,375

  FOOD AND KINDRED PRODUCTS (1.31%)
  Diageo Capital PLC, 4.375%, due 05/03/10                                           200,000         195,096

  HOLDING AND OTHER INVESTMENT OFFICES (4.76%)
  Security Capital Pacific, 7.20%, due 03/01/13                                      225,000         244,732
  Washington REIT, 6.898%, due 02/15/18                                              450,000         467,595
                                                                                                  ----------
                                                                                                     712,327
  INSURANCE CARRIERS (2.49%)
  SunAmerica, 8.125%, due 04/28/23                                                   300,000         372,345

  OIL AND GAS EXTRACTION (1.82%)
  Burlington Resources, Inc., 9.125%, due 10/01/21                                   200,000         271,328

  SECURITY AND COMMODITY BROKERS (6.33%)
  Goldman Sachs Group, Inc., 5.125%, due 01/15/15                                    300,000         294,171
  Morgan Stanley-Series MTNC, 5.125%, due 02/11/19                                   700,000         651,210
                                                                                                  ----------
                                                                                                     945,381
  TOBACCO PRODUCTS (5.34%)
  UST, Inc., 7.25%, due 06/01/09                                                     750,000         797,513

  TRANSPORTATION - BY AIR (7.68%)
  Continental Airlines, Inc., 6.545%, due 08/02/20                                   576,142         569,631
  Northwest Airlines-Series 1999-2A, 7.575%, due 03/01/19                            579,940<F2>     577,012
                                                                                                  ----------
                                                                                                   1,146,643
  TRANSPORTATION EQUIPMENT (1.15%)
  Ford Motor Co., 9.215%, due 09/15/21                                               200,000         171,000
                                                                                                  ----------
Total Corporate Bonds (Cost $6,447,550)                                                            6,680,449

MORTGAGE-BACKED SECURITIES (39.20%)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
  Pool # 1512, 7.50%, due 12/20/23                                                    61,684          65,469
  Pool # 2588, 5.50%, due 05/01/28                                                   125,062         125,053
  Pool # 2631, 7.00%, due 08/01/28                                                    27,204          28,501
  Pool # 2658, 6.50%, due 10/01/28                                                    69,498          71,864
  Pool # 2698, 5.50%, due 01/20/29                                                    98,384          98,354
  Pool # 2701, 6.50%, due 01/20/29                                                    74,382          76,862
  Pool # 2796, 7.00%, due 08/01/29                                                    30,946          32,403
  Pool # 3039, 6.50%, due 02/01/31                                                     9,717          10,027
  Pool # 3188, 6.50%, due 02/20/32                                                   103,092         106,354
  Pool # 3239, 6.50%, due 05/01/32                                                    68,359          70,521
  Pool # 3261, 6.50%, due 07/20/32                                                    68,005          70,156
  Pool # 3320, 5.50%, due 12/01/32                                                   601,228         600,002
  Pool # 3333, 5.50%, due 01/01/33                                                   410,408         409,430
  Pool # 3375, 5.50%, due 04/01/33                                                   126,168         125,867
  Pool # 3390, 5.50%, due 05/01/33                                                   591,444         590,035
  Pool # 3403, 5.50%, due 06/01/33                                                   671,733         670,132
  Pool # 3458, 5.00%, due 10/01/33                                                   743,370         724,460
  Pool # 3499, 5.00%, due 01/01/34                                                   390,208         379,902
  Pool # 3556, 5.50%, due 05/01/34                                                   309,904         309,126
  Pool # 3623, 5.00%, due 10/01/34                                                   896,978         873,288
  Pool # 22630, 6.50%, due 08/01/28                                                   34,323          35,491
  Pool # 144332, 9.00%, due 07/15/16                                                   2,910           3,162
  Pool # 643816, 6.00%, due 07/01/25                                                 369,607         377,226
                                                                                                  ----------
Total Mortgage-Backed Securities (Cost $5,883,490)                                                 5,853,685

UNITED STATES GOVERNMENT AGENCIES (1.30%)
  Federal Home Loan Mortgage Corp., 10.15%, due 04/15/06                                   8               8
  Federal Home Loan Mortgage Corp., 5.50%, due 08/01/35                              197,056         193,541
                                                                                                  ----------
Total United States Government Agencies (Cost $197,064)                                              193,549

SHORT-TERM INVESTMENTS (11.16%)
  COMMERCIAL PAPER (2.85%)
    NONDEPOSITORY INSTITUTIONS
    American Express Credit Corp., 3.75%, due 11/07/05                               200,000         200,000
    General Electric Capital Corp., 3.88%, due 11/15/05                              225,000         225,000
                                                                                                  ----------
Total Commercial Paper (Cost $425,000)                                                               425,000

  UNITED STATES GOVERNMENT AGENCIES (8.18%)
    Federal Home Loan Bank, due 11/30/05                                             250,000         249,248
    Federal Home Loan Bank, due 12/02/05                                             250,000         249,164
    Federal Home Loan Mortgage Assoc., due 11/01/05                                  425,000         425,000
    Federal National Mortgage Assoc., due 11/22/05                                   300,000         299,338
                                                                                                  ----------
Total United States Government Agencies (Cost $1,222,750)                                          1,222,750
                                                                                   Shares
                                                                                    Held
                                                                                 ----------
  MONEY MARKET MUTUAL FUND (0.13%)
  JPMorgan U.S. Treasury Plus Money Market Fund (Cost $18,905)                        18,905          18,905
                                                                                                  ----------
Total Short-Term Investments (Cost $1,666,655)                                                     1,666,655
                                                                                                  ----------
Total Investments (Cost $14,644,759) (99.48%)                                                     14,856,432

OTHER ASSETS LESS LIABILITIES (0.52%)
  Cash, receivables, prepaid expense and other assets, less liabilities                               78,142
                                                                                                  ----------
Total Net Assets (100.00%)                                                                      $ 14,934,574
                                                                                                  ==========

<F1> Each unit was purchased at 104.481 on 04/20/01.  As of 10/31/05, the carrying value of each unit was 113.633, representing $681,798 or 4.57% of total net assets.
<F2> The company filed for bankruptcy protection on 9/15/05.  Interest payments are current at 10/31/05.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                      $     346,361
  Unrealized Depreciation                                                          (134,688)
                                                                                 ----------
  Net Unrealized Appreciation (Depreciation)                                         211,673

Cost for federal income tax purposes                                           $  14,644,759

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
October 31, 2005
(Unaudited)
                                                                             Shares
                                                                              Held            Value
                                                                            ----------      ----------
PREFERRED STOCKS (2.76%)
  HOLDING AND OTHER INVESTMENT OFFICES
  New Plan Excel Realty Trust-Series D, 7.80% (Cost $350,000)                    7,000    $    359,407
                                                                            Principal
                                                                             Amount
                                                                            ----------
CORPORATE BONDS (84.55%)
  APPAREL AND ACCESSORY STORES (5.00%)
  Woolworth (FW) Corp., 8.50%, due 01/15/22                               $    600,000         651,000

  CHEMICALS AND ALLIED PRODUCTS (6.38%)
  Lyondell Chemical Co., 9.625%, due 05/01/07                                  600,000         631,500
  Nova Chemicals, Ltd., 7.875%, due 09/15/25                                   200,000         199,000
                                                                                            ----------
                                                                                               830,500
  ELECTRIC, GAS AND SANITARY SERVICES (16.40%)
  Alliant Energy Resources, Inc., 9.75%, due 01/15/13                          500,000         618,545
  ESI Tractebel, 7.99%, due 12/30/11                                           397,000         417,974
  Indianapolis Power & Light Co., 7.05%, due 02/01/24                          250,000         253,025
  Semco Energy, Inc., 7.125%, due 05/15/08                                     600,000         610,500
  Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17                         221,458         234,354
                                                                                            ----------
                                                                                             2,134,398
  GENERAL MERCHANDISE STORES (0.02%)
  DR Structured Finance, 8.35%, due 02/15/04                                    30,562<F1>       3,056

  HOLDING AND OTHER INVESTMENT OFFICES (20.52%)
  Bradley Operating, LP, 7.20%, due 01/15/08                                   500,000         514,230
  Federal Realty Investment Trust, 7.48%, due 08/15/26                         600,000         635,403
  First Industrial LP, 7.60%, due 07/15/28                                     300,000         329,280
  HRPT Properties, 6.25%, due 08/15/16                                         125,000         128,976
  iStar Financial, Inc., 7.00%, due 03/15/08                                   200,000         208,264
  iStar Financial, Inc.-Series B, 5.70%, due 03/01/14                          421,000         415,081
  Price Development Co., 7.29%, due 03/11/08                                   187,500         191,432
  Spieker Properties LP, 7.35%, due 12/01/17                                   220,000         247,702
                                                                                            ----------
                                                                                             2,670,368
  INSURANCE CARRIERS (6.77%)
  Markel Capital Trust, 8.71%, due 01/01/46                                    500,000         535,385
  PXRE Capital Trust, 8.85%, due 02/01/27                                      350,000         345,625
                                                                                            ----------
                                                                                               881,010
  MOTION PICTURES (1.81%)
  Time Warner, Inc., 8.375%, due 03/15/23                                      200,000         235,788

  PAPER AND ALLIED PRODUCTS (12.04%)
  Bowater, Inc., 9.375%, due 12/15/21                                          400,000         394,000
  Cascades, Inc., 7.25%, due 02/15/13                                          500,000         450,000
  Potlatch Corp., 12.50%, due 12/01/09                                         600,000         723,750
                                                                                            ----------
                                                                                             1,567,750
  TRANSPORTATION - BY AIR (3.79%)
  Continental Airlines, Inc., 7.461%, due 04/01/15                             358,544         328,821
  Northwest Airlines-Series 1999-2A, 7.575%, due 03/01/19                      165,697<F2>     164,860
                                                                                            ----------
                                                                                               493,681
  TRANSPORTATION SERVICES (2.20%)
  Preston Corp., 7.00%, due 05/01/11                                           306,000         286,493

  WATER TRANSPORTATION (7.18%)
  Overseas Shipholding Group, Inc., 8.75%, due 12/01/13                        400,000         452,000
  Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21                  500,000<F3>     482,745
                                                                                            ----------
                                                                                               934,745
  WHOLESALE TRADE-NONDURABLE GOODS (2.44%)
  Safeway, Inc., 7.45%, due 09/15/27                                           300,000         318,045
                                                                                            ----------
Total Corporate Bonds (Cost $10,640,263)                                                    11,006,834

UNITED STATES GOVERNMENT AGENCIES (2.23%)
  Federal Home Loan Mortgage Corp., 5.50%, due 08/01/35 (Cost $295,584)        295,584         290,311

SHORT-TERM INVESTMENTS (8.94%)
  COMMERCIAL PAPER (1.92%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Corp., 4.02%, due 11/29/05 (Cost $250,000)        250,000         250,000

  UNITED STATES GOVERNMENT AGENCIES (6.14%)
    Federal Home Loan Bank, due 11/09/05                                       250,000         249,795
    Federal Home Loan Bank, due 11/16/05                                       300,000         299,529
    Federal Home Loan Mortgage Corp., due 11/22/05                             250,000         249,440
                                                                                            ----------
  Total United States Government Agencies (Cost $798,764)                                      798,764

                                                                             Shares
                                                                              Held
                                                                            ----------
  MONEY MARKET MUTUAL FUND (0.88%)
  JPMorgan U.S. Treasury Plus Money Market Fund (Cost $114,422)                114,422         114,422
                                                                                            ----------
Total Short-Term Investments (Cost $1,163,186)                                               1,163,186
                                                                                            ----------
Total Investments (Cost $12,449,033) (98.48%)                                               12,819,738

OTHER ASSETS LESS LIABILITIES (1.52%)
  Cash, receivables, prepaid expense and other assets, less liabilities                        198,134
                                                                                            ----------
Total Net Assets (100.00%)                                                                $ 13,017,872
                                                                                            ==========

<F1>  This security is past due. Partial or no interest was received from this security on its last scheduled interest payment date.
<F2>  The company filed for bankruptcy protection on 9/15/05.  Interest payments are current at 10/31/05.
<F3>  Each unit was purchased at 80.500 on 8/26/99. As of 10/31/05, the carrying value of each unit was 96.549, representing $482,745 or 3.71% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                 $    526,899
  Unrealized Depreciation                                                    (156,194)
                                                                            ----------
  Net Unrealized Appreciation (Depreciation)                                   370,705

Cost for federal income tax purposes                                      $ 12,449,033

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
October 31, 2005
(Unaudited)
                                                                            Shares
                                                                             Held            Value
                                                                            ----------     ----------
COMMON STOCKS (63.57%)
  APPAREL AND OTHER TEXTILE PRODUCTS (0.35%)
  Jones Apparel Group, Inc.                                                     5,600    $    152,768

  AUTOMOTIVE REPAIR, SERVICES AND PARKING (0.57%)
  Ryder System, Inc.                                                            6,300         249,921

  BUSINESS SERVICES (0.86%)
  Affiliated Computer Services, Inc.                                            2,125<F1>     114,984
  Electronic Data Systems Corp.                                                 5,000         116,550
  Symantec Corp.                                                                6,183<F1>     147,465
                                                                                           ----------
                                                                                              378,999
  CHEMICALS AND ALLIED PRODUCTS (10.56%)
  Bristol-Myers Squibb Co.                                                     13,330         282,196
  Colgate-Palmolive Co.                                                         2,535         134,254
  E.I. du Pont de Nemours & Co.                                                 9,905         412,939
  GlaxoSmithKline PLC                                                           4,100         213,159
  IVAX Corp.                                                                   11,125<F1>     317,619
  Johnson & Johnson                                                            10,578         662,394
  KV Pharmaceutical Co.-Class A                                                 7,050<F1>     120,767
  Merck & Co., Inc.                                                            10,046         283,498
  Mylan Laboratories, Inc.                                                     13,100         251,651
  Olin Corp.                                                                   11,300         202,044
  Pfizer, Inc.                                                                 32,552         707,680
  Schering-Plough Corp.                                                         9,700         197,298
  Sensient Technologies Corp.                                                  44,389         785,241
  Taro Pharmaceutical Industries, Ltd.                                          4,155<F1>      91,410
                                                                                           ----------
                                                                                            4,662,150
  COMMUNICATIONS (2.09%)
  BellSouth Corp.                                                              12,300         320,046
  Comcast Corp.-Class A                                                         4,802<F1>     133,640
  Sprint Nextel Corp.                                                          11,280         262,937
  Verizon Communications, Inc.                                                  6,600         207,966
                                                                                           ----------
                                                                                              924,589
  DEPOSITORY INSTITUTIONS (7.39%)
  AmSouth Bancorp.                                                             11,510         290,397
  Bank of America Corp.                                                         9,352         409,056
  Bank of New York Co., Inc.                                                    6,783         212,240
  BOK Financial Corp.                                                           2,700         118,854
  Citigroup, Inc.                                                              11,913         545,377
  National City Corp.                                                           5,615         180,971
  New York Community Bancorp., Inc.                                            27,530         445,160
  U. S. Bancorp.                                                               14,712         435,181
  Wachovia Corp.                                                                6,234         314,942
  Wilmington Trust Corp.                                                        8,200         310,862
                                                                                           ----------
                                                                                            3,263,040
  ELECTRIC, GAS AND SANITARY SERVICES (4.80%)
  Alliant Energy Corp.                                                         14,870         393,312
  Atmos Energy Corp.                                                           21,283         559,743
  Keyspan Corp.                                                                12,980         448,719
  Pepco Holdings, Inc.                                                         22,400         481,376
  Xcel Energy, Inc.                                                            12,765         233,982
                                                                                           ----------
                                                                                            2,117,132
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (0.86%)
  Acuity Brands, Inc.                                                           1,894          52,672
  Cisco Systems, Inc.                                                          11,600<F1>     202,420
  Helen of Troy, Ltd.                                                           6,813<F1>     122,293
                                                                                           ----------
                                                                                              377,385
  FOOD AND KINDRED PRODUCTS (1.81%)
  Anheuser-Busch Cos., Inc.                                                     4,615         190,415
  ConAgra Foods, Inc.                                                          14,622         340,254
  Sara Lee Corp.                                                               15,000         267,750
                                                                                           ----------
                                                                                              798,419
  FOOD STORES (0.74%)
  Kroger Co.                                                                   16,404<F1>     326,440

  GENERAL MERCHANDISE STORES (1.63%)
  Federated Department Stores, Inc.                                             2,246         137,837
  Fred's, Inc.                                                                 15,550         231,695
  Wal-Mart Stores, Inc.                                                         7,415         350,804
                                                                                           ----------
                                                                                              720,336
  HEALTH SERVICES (1.42%)
  Health Management Associates, Inc.                                            9,600         205,536
  Lifepoint Hospitals, Inc.                                                     5,555<F1>     217,201
  Universal Health Services, Inc.-Class B                                       4,320         203,645
                                                                                           ----------
                                                                                              626,382
  HOLDING AND OTHER INVESTMENT OFFICES (0.47%)
  Highwoods Properties, Inc.                                                    7,290         205,651

  INDUSTRIAL MACHINERY AND EQUIPMENT (2.78%)
  Hewlett-Packard Co.                                                           5,200         145,808
  Ingersoll-Rand Co., Ltd.-Class A                                             12,556         474,491
  SPX Corp.                                                                     4,867         209,378
  Stanley Works (The)                                                           8,300         397,819
                                                                                           ----------
                                                                                            1,227,496
  INSTRUMENTS AND RELATED PRODUCTS (1.75%)
  Becton Dickinson & Co.                                                        8,337         423,103
  Fisher Scientific International, Inc.                                         2,576<F1>     145,544
  Steris Corp.                                                                  9,010         205,518
                                                                                           ----------
                                                                                              774,165
  INSURANCE CARRIERS (4.22%)
  Allstate Corp.                                                                6,235         329,146
  American International Group, Inc.                                            3,710         240,408
  MBIA, Inc.                                                                    5,368         312,632
  MetLife, Inc.                                                                 2,800         138,348
  Protective Life Corp.                                                         3,400         149,056
  Safeco Corp.                                                                  4,305         239,789
  WellPoint, Inc.                                                               6,062<F1>     452,710
                                                                                           ----------
                                                                                            1,862,089
  METAL MINING (3.04%)
  Barrick Gold Corp.                                                           30,800         777,700
  Placer Dome, Inc.                                                            28,300         564,585
                                                                                           ----------
                                                                                            1,342,285
  OIL AND GAS EXTRACTION (3.31%)
  Apache Corp.                                                                  3,900         248,937
  Burlington Resources, Inc.                                                    4,920         355,322
  Occidental Petroleum Co.                                                      7,115         561,231
  Rowan Cos., Inc.                                                              9,000         296,910
                                                                                           ----------
                                                                                            1,462,400
  PAPER AND ALLIED PRODUCTS (3.27%)
  Abitibi Consolidated, Inc.                                                   99,700         311,064
  Bemis Co., Inc.                                                              12,195         322,192
  International Paper Co.                                                      13,300         388,094
  P.H. Glatfelter Co.                                                          17,300         235,107
  Sonoco Products Co.                                                           6,600         186,780
                                                                                           ----------
                                                                                            1,443,237
  PETROLEUM AND COAL PRODUCTS (3.80%)
  BP PLC                                                                        4,400         292,160
  ConocoPhillips                                                               21,176       1,384,487
                                                                                           ----------
                                                                                            1,676,647
  PRIMARY METAL INDUSTRIES (0.12%)
  Wolverine Tube, Inc.                                                          8,250<F1>      52,635

  PRINTING AND PUBLISHING (1.25%)
  Belo Corp.-Series A                                                           9,765         210,924
  R.R. Donnelley & Sons Co.                                                     6,065         212,396
  Tribune Co.                                                                   4,100         129,191
                                                                                           ----------
                                                                                              552,511
  RAILROAD TRANSPORTATION (0.27%)
  Union Pacific Corp.                                                           1,725         119,336

  TOBACCO PRODUCTS (1.34%)
  Altria Group, Inc.                                                            7,860         589,893

  TRANSPORTATION EQUIPMENT (2.86%)
  Federal Signal Corp.                                                         21,000         340,620
  Honeywell International, Inc.                                                16,100         550,620
  ITT Industries, Inc.                                                          3,640         369,824
                                                                                           ----------
                                                                                            1,261,064
  WHOLESALE TRADE - NONDURABLE GOODS (2.01%)
  Dean Foods Co.                                                               12,149<F1>     439,186
  Safeway, Inc.                                                                19,335         449,732
                                                                                           ----------
                                                                                              888,918
                                                                                           ----------
Total Common Stocks (Cost $23,868,015)                                                     28,055,888
                                                                           Principal
                                                                             Amount
                                                                            ----------
MORTGAGE-BACKED SECURITIES (4.98%)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
  Pool # 2796, 7.00%, due 08/01/29                                        $    69,629          72,908
  Pool # 3040, 7.00%, due 02/01/31                                             43,611          45,645
  Pool # 3188, 6.50%, due 02/20/32                                            103,092         106,353
  Pool # 3239, 6.50%, due 05/01/32                                            174,753         180,282
  Pool # 3333, 5.50%, due 01/01/33                                            359,108         358,252
  Pool # 3403, 5.50%, due 06/01/33                                            200,007         199,530
  Pool # 3442, 5.00%, due 09/01/33                                            740,537<F2>     721,699
  Pool # 3459, 5.50%, due 10/01/33                                            514,877         513,650
                                                                                           ----------
Total Mortgage-Backed Securities (Cost $2,193,889)                                          2,198,319

UNITED STATES GOVERNMENT AGENCIES (12.04%)
  Federal National Mortgage Assoc., 6.00%, due 11/09/15                       525,000<F3>     523,083
  Government National Mortgage Assoc., 5.00%, due 09/01/23                    300,000         293,535
  Government National Mortgage Assoc., 5.00%, due 09/01/29                    400,000         392,062
  Government National Mortgage Assoc., 5.00%, due 05/01/30                    440,000         431,325
  Government National Mortgage Assoc., 5.00%, due 04/01/31                    500,000         488,247
  Government National Mortgage Assoc., 5.00%, due 06/01/31                    700,000         688,199
  Government National Mortgage Assoc., 5.00%, due 05/01/33                    522,000         500,559
  Government National Mortgage Assoc., 5.00%, due 06/01/33                  1,128,800       1,106,933
  Government National Mortgage Assoc., 3.47%, due 04/01/34                    369,011         356,017
  Government National Mortgage Assoc., 4.00%, due 10/01/34                    553,685         532,619
                                                                                           ----------
Total United States Government Agencies (Cost $5,442,615)                                   5,312,579

SHORT-TERM INVESTMENTS (20.80%)
  COMMERCIAL PAPER (5.66%)
    DEPOSITORY INSTITUTIONS (2.26%)
    Citigroup CP, 3.79%, due 11/04/05                                       1,000,000       1,000,000

    NONDEPOSITORY INSTITUTIONS (3.40%)
    American Express Credit Corp., 3.93%, due 12/08/05                      1,100,000       1,100,000
    American General Finance Corp., 4.01%, due 11/09/05                       200,000         200,000
    General Electric Capital Corp., 3.79%, due 11/15/05                       200,000         200,000
                                                                                           ----------
                                                                                            1,500,000
                                                                                           ----------
  Total Commercial Paper (Cost $2,500,000)                                                  2,500,000

  UNITED STATES GOVERNMENT AGENCIES (14.80%)
    Federal Home Loan Bank, due 11/22/05                                    1,100,000       1,097,651
    Federal Home Loan Bank, due 12/21/05                                      850,000         845,428
    Federal Home Loan Mortgage Corp., due 12/06/05                            450,000         448,356
    Federal Home Loan Mortgage Corp., due 12/12/05                            800,000         796,471
    Federal Home Loan Mortgage Corp., due 12/19/05                            200,000         198,975
    Federal National Mortgage Assoc., due 11/09/05                            450,000         449,633
    Federal National Mortgage Assoc., due 11/17/05                          1,000,000         998,365
    Federal National Mortgage Assoc., due 11/28/05                          1,000,000         997,146
    Federal National Mortgage Assoc., due 11/30/05                            700,000         697,881
                                                                                           ----------
  Total United States Government Agencies (Cost $6,529,906)                                 6,529,906
                                                                             Shares
                                                                              Held
                                                                            ----------
  MONEY MARKET MUTUAL FUND (0.34%)
  JP Morgan U.S. Treasury Plus Money Market Fund (Cost $149,195)              149,195         149,195
                                                                                           ----------
Total Short-Term Investments (Cost $9,179,101)                                              9,179,101
                                                                                           ----------
Total Investments (Cost $40,683,620) (101.39%)                                             44,745,887

OTHER ASSETS LESS LIABILITIES (-1.39%)
  Cash, receivables, prepaid expense and other assets, less liabilities                     (612,257)
                                                                                           ----------
Total Net Assets (100.00%)                                                               $ 44,133,630
                                                                                           ==========

<F1> Non-income producing securities.
<F2> Trade restricted and held in a segregated account to cover firm commitment.
<F3> Firm commitment to purchase on 11/09/2005.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                 $ 6,510,496
  Unrealized Depreciation                                                  (2,368,864)
                                                                            ----------
  Net Unrealized Appreciation (Depreciation)                                4,141,632

Cost for federal income tax purposes                                      $40,604,255

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
October 31, 2005
(Unaudited)
                                                                   Annualized
                                                                   Yield on
                                                                   Purchase       Principal
                                                                     Date         Amount      Value
                                                                    --------     ---------   ----------
SHORT-TERM INVESTMENTS (99.09%)
  COMMERCIAL PAPER (12.46%)
    NONDEPOSITORY INSTITUTIONS (9.53%)
    American Express Credit Corp., 3.71%, due 11/10/05                 3.714% $    100,000$     100,000
    American General Finance Corp., 3.76%, due 11/25/05                3.762       125,000      125,000
    General Electric Capital Corp., 4.07%, due 01/10/06                4.071       100,000      100,000
                                                                                             ----------
                                                                                                325,000
    PETROLEUM AND COAL PRODUCTS (2.93%)
    Chevron Corp., 4.08%, due 01/30/06                                 4.082       100,000      100,000
                                                                                             ----------
  Total Commercial Paper (Cost $425,000)                                                        425,000

  UNITED STATES GOVERNMENT AGENCIES (86.63%)
    Federal Farm Credit Bank, due 11/02/05                             3.562       100,000       99,990
    Federal Home Loan Bank, due 11/02/05                               3.580       100,000       99,990
    Federal Home Loan Bank, due 11/18/05                               3.625       140,000      139,764
    Federal Home Loan Bank, due 11/30/05                               3.650       100,000       99,711
    Federal Home Loan Bank, due 12/02/05                               3.786       100,000       99,680
    Federal Home Loan Bank, due 12/07/05                               3.848       100,000       99,622
    Federal Home Loan Bank, due 12/09/05                               3.759       100,000       99,610
    Federal Home Loan Bank, due 12/16/05                               3.724       100,000       99,543
    Federal Home Loan Bank, due 01/13/06                               3.999       100,000       99,207
    Federal Home Loan Bank, due 01/25/06                               4.097       100,000       99,055
    Federal Home Loan Mortgage Corp., due 11/14/05                     3.660       100,000       99,870
    Federal Home Loan Mortgage Corp., due 11/15/05                     3.721       100,000       99,857
    Federal Home Loan Mortgage Corp., due 11/22/05                     3.678       100,000       99,789
    Federal Home Loan Mortgage Corp., due 12/12/05                     3.745       100,000       99,581
    Federal Home Loan Mortgage Corp., due 12/13/05                     3.725       100,000       99,573
    Federal Home Loan Mortgage Corp., due 12/19/05                     3.918       100,000       99,487
    Federal Home Loan Mortgage Corp., due 12/20/05                     3.846       100,000       99,486
    Federal Home Loan Mortgage Corp., due 12/30/05                     3.909       100,000       99,372
    Federal Home Loan Mortgage Corp., due 01/10/06                     3.983       100,000       99,242
    Federal Home Loan Mortgage Corp., due 01/17/06                     4.032       100,000       99,157
    Federal National Mortgage Assoc., due 11/01/05                     3.652       100,000      100,000
    Federal National Mortgage Assoc., due 11/04/05                     3.653       100,000       99,970
    Federal National Mortgage Assoc., due 11/09/05                     3.643       100,000       99,920
    Federal National Mortgage Assoc., due 11/16/05                     3.663       100,000       99,850
    Federal National Mortgage Assoc., due 11/17/05                     3.737       100,000       99,836
    Federal National Mortgage Assoc., due 11/23/05                     3.647       100,000       99,781
    Federal National Mortgage Assoc., due 12/14/05                     3.743       100,000       99,561
    Federal National Mortgage Assoc., due 12/21/05                     3.920       125,000      124,332
    Federal National Mortgage Assoc., due 01/06/06                     4.017       100,000       99,279
                                                                                             ----------
  Total United States Government Agencies (Cost $2,954,115)                                   2,954,115
                                                                                             ----------
Total Short-Term Investments (Cost $3,379,115)                                                3,379,115

OTHER ASSETS LESS LIABILITIES (0.91%)
  Cash, receivables, prepaid expense and other assets, less liabilities                          30,938
                                                                                             ----------
Total Net Assets (100.00%)                                                                $   3,410,053
                                                                                             ==========

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
October 31, 2005
(Unaudited)
                                                                                 Shares
                                                                                  Held            Value
                                                                                ----------      ----------
COMMON STOCKS (97.96%)
  BUSINESS SERVICES (3.97%)
  Microsoft Corp.                                                                   69,838    $  1,794,837
  Oracle Corp.                                                                      39,422<F1>     499,871
                                                                                                ----------
                                                                                                 2,294,708
  CHEMICALS AND ALLIED PRODUCTS (16.00%)
  Abbott Laboratories                                                               18,798         809,254
  Amgen, Inc.                                                                       13,557<F1>   1,027,078
  Bristol-Myers Squibb Co.                                                          29,214         618,460
  Dow Chemical Co.                                                                   7,998         366,788
  E.I. du Pont de Nemours & Co.                                                     11,973         499,154
  Eli Lilly & Co.                                                                   13,782         686,206
  Johnson & Johnson                                                                 32,696       2,047,423
  Merck & Co., Inc.                                                                 23,415         660,771
  Pfizer, Inc.                                                                      31,970         695,028
  Proctor & Gamble Co.                                                              32,726       1,832,329
                                                                                                ----------
                                                                                                 9,242,491
  COMMUNICATIONS (4.52%)
  Comcast Corp.-Class A                                                             16,737<F1>     465,791
  SBC Communications, Inc.                                                          29,256         697,756
  Verizon Communications                                                            27,849         877,522
  Viacom, Inc.-Class B                                                              18,356         568,485
                                                                                                ----------
                                                                                                 2,609,554
  DEPOSITORY INSTITUTIONS (10.62%)
  Bank of America Corp.                                                             33,993       1,486,854
  Citigroup, Inc.                                                                   32,838       1,503,324
  J. P. Morgan Chase & Co.                                                          34,805       1,274,559
  Wachovia Corp.                                                                    19,336         976,855
  Wells Fargo Co.                                                                   14,850         893,970
                                                                                                ----------
                                                                                                 6,135,562
  EATING AND DRINKING PLACES (2.38%)
  McDonald's Corp.                                                                  43,552       1,376,243

  ELECTRIC, GAS AND SANITARY SERVICES (3.76%)
  Dominion Resources, Inc.                                                           8,625         656,190
  Exelon Corp.                                                                      18,298         952,045
  Southern Co.                                                                      16,119         564,004
                                                                                                ----------
                                                                                                 2,172,239
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (8.04%)
  Cisco Systems, Inc.                                                               43,086<F1>     751,851
  General Electric Co.                                                              52,969       1,796,179
  Intel Corp.                                                                       43,511       1,022,508
  Motorola, Inc.                                                                    27,565         610,840
  Texas Instruments, Inc.                                                           16,253         464,023
                                                                                                ----------
                                                                                                 4,645,401
  FOOD AND KINDRED PRODUCTS (3.54%)
  Anheuser Busch Cos., Inc.                                                          8,506         350,958
  Coca-Cola Co. (The)                                                               23,664       1,012,346
  PepsiCo, Inc.                                                                     11,547         682,197
                                                                                                ----------
                                                                                                 2,045,501
  FORESTRY (0.52%)
  Weyerhaeuser Co.                                                                   4,746         300,612

  GENERAL MERCHANDISE STORES (2.60%)
  Wal-Mart Stores, Inc.                                                             31,719       1,500,626

  INDUSTRIAL MACHINERY AND EQUIPMENT (9.11%)
  3M Co.                                                                            13,240       1,005,975
  Applied Materials, Inc.                                                           18,205         298,198
  Caterpillar, Inc.                                                                 21,269       1,118,537
  Dell, Inc.                                                                        24,178<F1>     770,795
  EMC Corp.                                                                         28,811<F1>     402,202
  Hewlett-Packard Co.                                                               27,348         766,838
  International Business Machines Corp.                                             11,032         903,300
                                                                                                ----------
                                                                                                 5,265,845
  INSURANCE CARRIERS (3.16%)
  American International Group, Inc.                                                28,193       1,826,906

  LUMBER AND WOOD PRODUCTS (1.52%)
  Home Depot, Inc.                                                                  21,318         874,891

  MOTION PICTURES (2.23%)
  Disney (Walt) Co.                                                                 27,412         668,031
  Time Warner, Inc.                                                                 34,777         620,074
                                                                                                ----------
                                                                                                 1,288,105
  NONDEPOSITORY INSTITUTIONS (4.37%)
  American Express Co.                                                              40,503       2,015,834
  Federal National Mortgage Assoc.                                                  10,731         509,937
                                                                                                ----------
                                                                                                 2,525,771
  PETROLEUM AND COAL PRODUCTS (7.94%)
  Chevron Corp.                                                                     29,318       1,673,178
  Exxon Mobil Corp.                                                                 51,943       2,916,080
                                                                                                ----------
                                                                                                 4,589,258
  PRIMARY METAL INDUSTRIES (0.97%)
  Alcoa, Inc.                                                                       22,994         558,524

  SECURITY AND COMMODITY BROKERS (0.52%)
  Ameriprise Financial, Inc.                                                         8,100<F1>     301,482

  TOBACCO PRODUCTS (3.83%)
  Altria Group, Inc.                                                                29,488       2,213,074

  TRANSPORTATION EQUIPMENT (8.36%)
  Boeing Co. (The)                                                                  23,856       1,542,052
  General Motors Corp.                                                              12,414         340,144
  Honeywell International, Inc.                                                     33,262       1,137,560
  United Technologies Corp.                                                         35,305       1,810,440
                                                                                                ----------
                                                                                                 4,830,196
                                                                                                ----------
Total Common Stocks (Cost $40,751,871)                                                          56,596,989

SHORT-TERM INVESTMENTS (2.01%)
  MONEY MARKET MUTUAL FUND (0.28%)
  JP Morgan U.S. Treasury Plus Money Market Fund (Cost $162,850)                   162,850         162,850
                                                                                Principal
                                                                                 Amount
                                                                                ----------
  COMMERCIAL PAPER (0.35%)
          NONDEPOSITORY INSTITUTIONS
          General Electric Capital Corp., 3.77%, due 11/08/05 (Cost $200,000)$     200,000         200,000

  UNITED STATES GOVERNMENT AGENCIES (1.38%)
          Federal Home Loan Mortgage Corp., due 11/01/2005                         300,000         300,000
          Federal Home Loan Mortgage Corp., due 11/15/2005                         200,000         199,716
          Federal Home Loan Mortgage Corp., due 11/22/2005                         200,000         199,548
          Federal National Mortgage Assoc., due 11/28/2005                         100,000          99,715
                                                                                                ----------
  Total United States Government Agencies (Cost $798,979)                                          798,979
                                                                                                ----------
Total Short-Term Investments (Cost $1,161,829)                                                   1,161,829
                                                                                                ----------
Total Investments (Cost $41,913,700) (99.97%)                                                   57,758,818

OTHER ASSETS LESS LIABILITIES (0.03%)
  Cash, receivables, prepaid expense and other assets, less liabilities                             15,750
                                                                                                ----------
Total Net Assets (100.00%)                                                                    $ 57,774,568
                                                                                                ==========

<F1>  Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                    $  20,521,112
  Unrealized Depreciation                                                      (4,675,994)
                                                                                ----------
  Net Unrealized Appreciation (Depreciation)                                    15,845,118

Cost for federal income tax purposes                                         $  41,913,700

Item 2.    Controls and Procedures

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.    Exhibits.

    Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

                           SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   EquiTrust Series Fund, Inc.

By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date:     December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date:     December 20, 2005


By:  /s/ James W. Noyce
     James W. Noyce
     Chief Financial Officer

Date:     December 21, 2005